COMMITMENTS AND CONTINGENCIES (Details Narrative)				3 Months Ended			6 Months Ended
	Mar. 17, 2026 USD ($) shares	Jun. 23, 2025 shares	Feb. 01, 2025 USD ($) ft²	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Area of land | ft²			5,000
Lease term			36 months
Lease expiration date			Jan. 31, 2028
Payments for rent			$ 5,500
Incremental borrowing rate			10.00%
Operating lease liability				$ 59,070			$ 59,070		$ 55,822
Value of shares issued for prepaid consulting services					$ 117,500
Share-based compensation				$ 29,375		$ 0	$ 33,882
Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares purchased | shares		10,000,000
Sale of stock description		The amount that we shall be entitled to sell to Investor shall be equal to two hundred percent (200%) of the average daily volume (U.S. market only) of the common stock for the ten (10) trading days prior to the applicable notice date so long as such amount does not exceed a calculated dollar amount per every 10 days of $500,000. The minimum amount shall be equal to $10,000.
Transcontinental Partners L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Restricted shares | shares	25,000,000
Third Party Consultants [Member]
Defined Benefit Plan Disclosure [Line Items]
Value of shares issued for prepaid consulting services	$ 117,500
Number of shares issued for prepaid consulting services | shares	25,000,000